Summary of Significant Accounting Policies (Details)	6 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($)	Apr. 01, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Investment (in Dollars)
Depreciation expense	5,618	$ 2,978
Expected credit losses (in Dollars)	1,385,914		1,041,408		$ 634,321
Long-term investments (in Dollars)	490,939	481,938	481,938
Impairment for operating lease right-of-use lease assets (in Dollars)
Advance from customers (in Dollars)	5,055,518		6,726,413
Costs qualified for capitalization (in Dollars)
Value added tax	6.00%
Total change in fair value (in Dollars)	$ (128,286)	(3,734,131)
Cash balances (in Dollars)	1,333,042		1,172,732
Aggregate deposits (in Yuan Renminbi) | ¥								¥ 500,000
Impaired of intangible assets	38,438,830
Carrying amount of fair value	$ 38,440,000
Dilutive shares | shares
Licensed Digital [Member]
Summary of Significant Accounting Policies [Line Items]
Impaired of intangible assets	$ 38,440,000
Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax	6.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	15.00%	28.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		27.00%
New Era (Beijing) Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Investment						¥ 2,000,000	$ 289,939
Equity interest percentage						6.25%	6.25%
Wetruck Techenable Solutions PLC [Member]
Summary of Significant Accounting Policies [Line Items]
Investment				$ 201,000
Equity interest percentage				6.70%
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Total change in fair value (in Dollars)	$ 0.13	$ 3,730,000
Service in Advance [Member]
Summary of Significant Accounting Policies [Line Items]
Advance from customers (in Dollars)	$ 5,055,518				$ 6,726,413
Suppliers One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	14.00%	15.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	13.00%	10.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	10.00%	14.00%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances (in Dollars)	$ 459,796		$ 441,123
Beijing Mofy and Xi’an Mofy [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	40.00%	40.00%
Eaglepoint [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	49.00%
Xingmo Zhizao [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage		45.00%